OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING SEGMENTS [Abstract]
Breakdown of Assets Corresponding to Group's Reportable Segments and Distribution of Total Revenue, Operating Revenue and Non-current Assets from Segment
(i)
The following table presents information recorded in the results and for certain items of the assets corresponding to the Group’s reportable segments (in millions of soles) as of December 31, 2024, 2023 and 2022:

	Income (*)
2024	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization and right-in-use	Income tax	Net profit (loss)	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	19,176	647	10,815	4,831	(2,831)	(492)	(1,767)	5,003	722	194,921	171,451
Banco de Crédito de Bolivia	924	25	353	254	(84)	(30)	(73)	94	84	12,996	12,954
	20,100	672	11,168	5,085	(2,915)	(522)	(1,840)	5,097	806	207,917	184,405
Insurance and Pension funds
Pacífico Seguros and subsidiaries	1,769	541	299	935	–	(2)	(44)	770	122	17,777	14,355
Prima AFP	385	6	2	379	–	(27)	(55)	133	12	658	182
	2,154	547	301	1,314	–	(29)	(99)	903	134	18,435	14,537
Microfinance
MiBanco	3,195	146	2,243	125	(851)	(93)	(85)	308	85	16,979	14,279
MiBanco Colombia	574	1	326	60	(118)	(19)	(1)	(10)	10	2,323	1,900
	3,769	147	2,569	185	(969)	(112)	(86)	298	95	19,302	16,179

Investment Management and Advisory	1,317	527	36	945	(30)	(43)	(69)	196	36	8,466	6,907
Other segments	388	132	41	174	(29)	(7)	(83)	(869)	40	6,341	3,286
Eliminations	(256)	–	–	(100)	–	–	(24)	(2)	–	(4,372)	(4,202)
Total consolidated	27,472	2,025	14,115	7,603	(3,943)	(713)	(2,201)	5,623	1,111	256,089	221,112

(*)	Corresponds to total interest and similar income, other income and the result of the insurance and reinsurance service.
(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Corresponds to other income (include income and expenses for commissions) and result of the insurance and reinsurance service.

	Income (*)
2023	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization and right-in-use	Income tax	Net profit (loss)	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	17,802	686	9,818	4,315	(2,846)	(460)	(1,498)	4,379	894	178,053	155,908
Banco de Crédito de Bolivia	820	19	332	110	(50)	(28)	(62)	3	16	12,631	12,593
	18,622	705	10,150	4,425	(2,896)	(488)	(1,560)	4,382	910	190,684	168,501
Insurance and Pension funds
Pacífico Seguros and subsidiaries	1,730	528	285	952	–	(4)	(40)	819	79	16,586	13,435
Prima AFP	386	7	4	379	–	(25)	(57)	150	17	741	240
	2,116	535	289	1,331	–	(29)	(97)	969	96	17,327	13,675
Microfinance
MiBanco	3,236	187	2,165	155	(923)	(87)	(47)	202	129	16,931	13,902
MiBanco Colombia	489	1	255	45	(125)	(15)	26	(145)	44	2,164	1,892
	3,725	188	2,420	200	(1,048)	(102)	(21)	57	173	19,095	15,794

Investment Management and Advisory	1,210	518	82	809	–	(50)	(31)	161	16	10,104	8,394
Other segments	278	105	(3)	216	(13)	10	(179)	(609)	19	4,947	2,670
Eliminations	(286)	–	–	(114)	–	–	–	–	–	(3,317)	(3,301)
Total consolidated	25,665	2,051	12,938	6,867	(3,957)	(659)	(1,888)	4,960	1,214	238,840	205,733

(*)	Corresponds to total interest and similar income, other income and the result of the insurance and reinsurance service.
(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Corresponds to other income (include income and expenses for commissions and insurance and the result of the insurance and reinsurance service.

	Income (*)
2022	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization and right-in-use	Income tax	Net profit (loss)	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	13,510	518	7,828	3,139	(1,448)	(452)	(1,625)	4,258	590	177,907	157,485
Banco de Crédito de Bolivia	865	9	325	167	(69)	(24)	(112)	68	15	12,698	11,838
	14,375	527	8,153	3,306	(1,517)	(476)	(1,737)	4,326	605	190,605	169,323
Insurance and Pension funds
Pacífico Seguros and subsidiaries	1,689	63	301	758	–	(3)	(12)	467	80	14,565	12,149
Prima AFP	354	4	–	354	–	(23)	(48)	110	29	735	238
	2,043	67	301	1,112	–	(26)	(60)	577	109	15,300	12,387
Microfinance
MiBanco	2,750	–	2,139	31	(597)	(76)	(165)	425	96	17,226	14,444
MiBanco Colombia	375	–	236	45	(45)	(13)	(7)	14	8	1,530	1,290
	3,125	–	2,375	76	(642)	(89)	(172)	439	104	18,756	15,734

Investment Management and Advisory	923	90	98	666	–	(41)	(15)	21	41	14,051	10,670
Other segments	453	41	165	748	–	(4)	(127)	(603)	61	3,476	2,606
Eliminations	–	–	–	–	–	–	–	–	–	(6,774)	(4,901)
Total consolidated	20,919	725	11,092	5,908	(2,159)	(636)	(2,111)	4,760	920	235,414	205,819

(*)	Corresponds to total interest and similar income, other income and the result of the insurance and reinsurance service.
(**)	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Corresponds to other income (include income and expenses for commissions and insurance and the result of the insurance and reinsurance service.

(ii)
The following table presents (in millions of soles) the distribution of the total revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, as of December 31, 2024, 2023 and 2022:

	2024				2023				2022
	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities
Peru	24,573	13,358	4,459	196,497	22,588	11,922	4,648	180,268	14,053	10,430	4,325	179,855
Bermuda	(767)	(636)	5	1,917	150	(45)	–	2,086	5,151	(28)	134	2,123
Panama	356	129	29	4,758	384	174	31	5,580	295	105	3	8,384
Cayman Islands	734	662	–	268	503	358	–	154	72	72	–	139
Bolivia	1,065	346	201	13,121	1,028	328	122	12,784	960	377	113	11,885
Colombia	1,265	240	339	3,402	854	199	193	4,060	193	132	22	2,283
United States of America	38	–	9	17	29	–	14	19	8	–	5	15
Chile	208	16	88	1,132	129	2	75	778	187	4	119	1,132
Others	–	–	–	–	–	–	–	4	–	–	3	3
Total consolidated	27,472	14,115	5,130	221,112	25,665	12,938	5,083	205,733	20,919	11,092	4,724	205,819

(*)	Including total interest and similar income, other income and the result of the insurance and reinsurance service.
(**)	Operating income includes the income from interest and similar expenses from banking activities and the result of the insurance and reinsurance service.
(***)	Non-current assets consist of property, furniture and equipment, intangible and goodwill and right-of-use assets, net.